Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2040 Portfolio℠
March 31, 2026
VF-2040-NPRT1-0526
1.903284.116
Bond Funds - 16.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	866,174	7,925,490
Fidelity International Bond Index Fund (a)	993,294	9,088,643
Fidelity Long-Term Treasury Bond Index Fund (a)	3,287,218	30,242,410
VIP High Income Portfolio - Initial Class (a)	1,084,571	5,303,552
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,359,593	22,345,343
TOTAL BOND FUNDS (Cost $77,075,246)		74,905,438

Domestic Equity Funds - 45.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	642,908	36,060,688
VIP Equity-Income Portfolio - Initial Class (a)	951,777	28,677,054
VIP Growth & Income Portfolio - Initial Class (a)	1,211,333	39,707,507
VIP Growth Portfolio - Initial Class (a)	649,783	60,085,421
VIP Mid Cap Portfolio - Initial Class (a)	235,190	9,188,880
VIP Value Portfolio - Initial Class (a)	1,019,576	20,228,394
VIP Value Strategies Portfolio - Initial Class (a)	593,912	10,054,935
TOTAL DOMESTIC EQUITY FUNDS (Cost $163,088,354)		204,002,879

International Equity Funds - 37.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,292,458	53,502,448
VIP Overseas Portfolio - Initial Class (a)	4,304,824	113,518,217
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $139,654,261)		167,020,665

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $1,354,427)	3.47	1,354,427	1,354,427

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $381,172,288)	447,283,409
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36,598)
NET ASSETS - 100.0%	447,246,811

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	7,774,063	878,495	751,173	-	(8,925)	33,030	7,925,490	866,174
Fidelity International Bond Index Fund	8,619,999	1,181,650	683,675	-	(14,761)	(14,570)	9,088,643	993,294
Fidelity Long-Term Treasury Bond Index Fund	35,900,441	1,717,321	7,095,622	323,676	(1,810,388)	1,530,658	30,242,410	3,287,218
VIP Contrafund Portfolio - Initial Class	35,891,287	3,663,671	1,113,230	387,926	(6,401)	(2,374,639)	36,060,688	642,908
VIP Emerging Markets Portfolio - Initial Class	50,005,409	5,557,936	3,342,097	857,345	632,451	648,749	53,502,448	3,292,458
VIP Equity-Income Portfolio - Initial Class	29,097,607	1,866,218	3,000,097	254,701	79,199	634,127	28,677,054	951,777
VIP Government Money Market Portfolio - Initial Class	1,706,843	976,703	1,329,119	16,330	-	-	1,354,427	1,354,427
VIP Growth & Income Portfolio - Initial Class	39,950,258	3,250,735	2,790,692	481,518	(21,513)	(681,281)	39,707,507	1,211,333
VIP Growth Portfolio - Initial Class	59,540,379	5,741,678	1,843,241	-	(34,118)	(3,319,277)	60,085,421	649,783
VIP High Income Portfolio - Initial Class	5,404,589	461,535	572,093	-	(8,927)	18,448	5,303,552	1,084,571
VIP Investment Grade Bond II Portfolio - Initial Class	22,322,387	2,301,719	2,259,241	6,975	(63,638)	44,116	22,345,343	2,359,593
VIP Mid Cap Portfolio - Initial Class	9,131,327	677,126	1,012,183	67,830	13,876	378,734	9,188,880	235,190
VIP Overseas Portfolio - Initial Class	109,418,637	14,223,706	5,325,320	1,659,566	11,969	(4,810,775)	113,518,217	4,304,824
VIP Value Portfolio - Initial Class	20,324,144	1,296,089	2,000,707	224,789	39,531	569,337	20,228,394	1,019,576
VIP Value Strategies Portfolio - Initial Class	10,068,257	544,199	1,212,198	-	61,625	593,052	10,054,935	593,912
	445,155,627	44,338,781	34,330,688	4,280,656	(1,130,020)	(6,750,291)	447,283,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.